UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: November 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2021

WESTERN ASSET

INTERMEDIATE BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration which is expected to range within 20% of the duration of its benchmark.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Intermediate Bond Fund for the six-month reporting period ended November 30, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 31, 2021

II	Western Asset Intermediate Bond Fund

Performance review

For the six months ended November 30, 2021, Class I shares of Western Asset Intermediate Bond Fund returned -0.68%. The Fund’s unmanaged benchmark, the Bloomberg U.S. Intermediate Government/Credit Indexi, returned -0.34% for the same period. The Lipper Core Plus Bond Funds Category Averageii returned 0.85% over the same time frame.

Performance Snapshot as of November 30, 2021 (unaudited)
(excluding sales charges)	6 months
Western Asset Intermediate Bond Fund:
Class A	-0.81%
Class C	-1.25%
Class R	-1.06%
Class I	-0.68%
Class IS	-0.61%
Bloomberg U.S. Intermediate Government/Credit Index	-0.34%
Lipper Core Plus Bond Funds Category Average	0.85%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended November 30, 2021 for Class A, Class C, Class R, Class I and Class IS shares were 0.92%, 0.22%, 0.61%, 1.18% and 1.32%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class R shares would have been 0.51%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated September 30, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class R, Class I and Class IS shares were 0.78%, 1.53%, 1.25%, 0.55% and 0.44%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Western Asset Intermediate Bond Fund	III

Performance review (cont’d)

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 0.90% for Class A shares, 1.65% for Class C shares, 1.15% for Class R shares and 0.45% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 31, 2021

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	Western Asset Intermediate Bond Fund

[i]

The Bloomberg U.S. Intermediate Government/Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues (rated Baa/BBB or higher) with maturities between one and ten years.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended November 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 314 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Intermediate Bond Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2021 and May 31, 2021 and does not include derivatives such as written options, futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2021 and held for the six months ended November 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-0.81%	$1,000.00	$991.90	0.81%	$4.04	Class A	5.00%	$1,000.00	$1,021.01	0.81%	$4.10
Class C	-1.25	1,000.00	987.50	1.54	7.67	Class C	5.00	1,000.00	1,017.35	1.54	7.79
Class R	-1.06	1,000.00	989.40	1.15	5.74	Class R	5.00	1,000.00	1,019.30	1.15	5.82
Class I	-0.68	1,000.00	993.20	0.56	2.80	Class I	5.00	1,000.00	1,022.26	0.56	2.84
Class IS	-0.61	1,000.00	993.90	0.44	2.20	Class IS	5.00	1,000.00	1,022.86	0.44	2.23

2	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

[1]	For the six months ended November 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

November 30, 2021

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 39.4%
Communication Services — 2.7%
Diversified Telecommunication Services — 1.1%
AT&T Inc., Senior Notes	4.250%	3/1/27	$580,000	$642,259
AT&T Inc., Senior Notes	2.300%	6/1/27	790,000	802,859
AT&T Inc., Senior Notes	1.650%	2/1/28	40,000	38,949
AT&T Inc., Senior Notes	2.550%	12/1/33	50,000	48,374
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	870,000	1,056,594
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	300,000	312,887
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	930,000	1,034,182
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	140,000	147,914
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	530,000	529,024
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	484,000	551,789
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	360,000	398,931
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	954,000	901,373
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	840,000	849,644
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	2,165,000	2,144,709	(a)
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	1,800,000	1,720,726
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	30,000	33,425
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	110,000	129,392
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	190,000	250,395
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	160,000	186,205
Total Diversified Telecommunication Services				11,779,631
Entertainment — 0.0% ††
Walt Disney Co., Senior Notes	3.000%	9/15/22	170,000	173,357
Interactive Media & Services — 0.2%
Alphabet Inc., Senior Notes	0.450%	8/15/25	100,000	97,697

See Notes to Financial Statements.

4	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Interactive Media & Services — continued
Alphabet Inc., Senior Notes	0.800%	8/15/27	$220,000	$211,389
Alphabet Inc., Senior Notes	1.100%	8/15/30	240,000	225,749
Alphabet Inc., Senior Notes	2.050%	8/15/50	400,000	362,639
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	1,200,000	1,282,905	(a)
Total Interactive Media & Services				2,180,379
Media — 1.1%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	4,930,000	5,442,099
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	170,000	191,811
Comcast Corp., Senior Notes	3.375%	2/15/25	280,000	296,961
Comcast Corp., Senior Notes	3.100%	4/1/25	30,000	31,656
Comcast Corp., Senior Notes	3.950%	10/15/25	1,910,000	2,083,990
Comcast Corp., Senior Notes	3.150%	3/1/26	330,000	351,554
Comcast Corp., Senior Notes	3.300%	4/1/27	190,000	204,103
Comcast Corp., Senior Notes	4.150%	10/15/28	1,520,000	1,722,284
Comcast Corp., Senior Notes	3.400%	4/1/30	290,000	316,593
Comcast Corp., Senior Notes	3.250%	11/1/39	210,000	223,125
Comcast Corp., Senior Notes	3.750%	4/1/40	50,000	56,393
Comcast Corp., Senior Notes	3.450%	2/1/50	100,000	108,048
Comcast Corp., Senior Notes	2.800%	1/15/51	50,000	48,386
Comcast Corp., Senior Notes	2.937%	11/1/56	81,000	78,864	(a)
Fox Corp., Senior Notes	4.030%	1/25/24	170,000	180,003
Fox Corp., Senior Notes	4.709%	1/25/29	210,000	240,248
Total Media				11,576,118
Wireless Telecommunication Services — 0.3%
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	490,000	518,671
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	90,000	96,846
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	90,000	88,723
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	1,120,000	1,218,959
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	290,000	286,117
T-Mobile USA Inc., Senior Secured Notes	2.250%	11/15/31	250,000	240,269
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	200,000	191,131
T-Mobile USA Inc., Senior Secured Notes	3.300%	2/15/51	40,000	38,983
Total Wireless Telecommunication Services				2,679,699
Total Communication Services				28,389,184

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Consumer Discretionary — 1.8%
Automobiles — 0.4%
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	$200,000	$206,417
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	880,000	884,798
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	1,230,000	1,272,801
Toyota Motor Corp., Senior Notes	1.339%	3/25/26	1,150,000	1,143,723
Total Automobiles				3,507,739
Hotels, Restaurants & Leisure — 0.4%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	310,000	316,205
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	40,000	40,398
McDonald’s Corp., Senior Notes	3.350%	4/1/23	800,000	826,207
McDonald’s Corp., Senior Notes	3.300%	7/1/25	320,000	340,954
McDonald’s Corp., Senior Notes	1.450%	9/1/25	80,000	80,464
McDonald’s Corp., Senior Notes	3.700%	1/30/26	130,000	140,566
McDonald’s Corp., Senior Notes	3.500%	3/1/27	560,000	608,055
McDonald’s Corp., Senior Notes	3.500%	7/1/27	160,000	173,415
McDonald’s Corp., Senior Notes	3.800%	4/1/28	650,000	720,679
McDonald’s Corp., Senior Notes	3.600%	7/1/30	240,000	266,625
McDonald’s Corp., Senior Notes	3.625%	9/1/49	60,000	66,999
McDonald’s Corp., Senior Notes	4.200%	4/1/50	510,000	622,624
Total Hotels, Restaurants & Leisure				4,203,191
Household Durables — 0.0%††
Newell Brands Inc., Senior Notes	4.350%	4/1/23	198,000	205,338
Newell Brands Inc., Senior Notes	4.700%	4/1/26	10,000	10,725
Total Household Durables				216,063
Internet & Direct Marketing Retail — 0.4%
Amazon.com Inc., Senior Notes	0.400%	6/3/23	1,040,000	1,037,138
Amazon.com Inc., Senior Notes	0.800%	6/3/25	240,000	236,547
Amazon.com Inc., Senior Notes	1.200%	6/3/27	350,000	343,151
Amazon.com Inc., Senior Notes	3.150%	8/22/27	2,080,000	2,240,999
Amazon.com Inc., Senior Notes	1.500%	6/3/30	160,000	154,042
Amazon.com Inc., Senior Notes	2.100%	5/12/31	190,000	191,028
Amazon.com Inc., Senior Notes	2.500%	6/3/50	240,000	230,217
Amazon.com Inc., Senior Notes	4.250%	8/22/57	60,000	78,314
Total Internet & Direct Marketing Retail				4,511,436

See Notes to Financial Statements.

6	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Multiline Retail — 0.1%
Dollar General Corp., Senior Notes	3.250%	4/15/23	$50,000	$51,355
Target Corp., Senior Notes	2.250%	4/15/25	450,000	464,088
Total Multiline Retail				515,443
Specialty Retail — 0.4%
Home Depot Inc., Senior Notes	2.500%	4/15/27	3,020,000	3,161,965
Home Depot Inc., Senior Notes	3.900%	12/6/28	40,000	45,306
Home Depot Inc., Senior Notes	3.300%	4/15/40	210,000	227,731
Home Depot Inc., Senior Notes	3.900%	6/15/47	30,000	35,927
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	460,000	449,470
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	210,000	244,022
Total Specialty Retail				4,164,421
Textiles, Apparel & Luxury Goods — 0.1%
NIKE Inc., Senior Notes	2.400%	3/27/25	260,000	270,782
NIKE Inc., Senior Notes	2.750%	3/27/27	420,000	445,155
NIKE Inc., Senior Notes	2.850%	3/27/30	410,000	435,991
NIKE Inc., Senior Notes	3.250%	3/27/40	100,000	110,163
NIKE Inc., Senior Notes	3.375%	3/27/50	20,000	22,959
Total Textiles, Apparel & Luxury Goods				1,285,050
Total Consumer Discretionary				18,403,343
Consumer Staples — 1.4%
Beverages — 0.4%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	1,450,000	1,588,059
Coca-Cola Co., Senior Notes	3.375%	3/25/27	1,090,000	1,182,570
Coca-Cola Co., Senior Notes	1.450%	6/1/27	520,000	515,112
Diageo Capital PLC, Senior Notes	3.500%	9/18/23	220,000	230,147
PepsiCo Inc., Senior Notes	0.750%	5/1/23	560,000	562,205
PepsiCo Inc., Senior Notes	2.250%	3/19/25	50,000	51,654
PepsiCo Inc., Senior Notes	2.625%	3/19/27	60,000	63,252
PepsiCo Inc., Senior Notes	1.625%	5/1/30	300,000	291,986
Total Beverages				4,484,985
Food & Staples Retailing — 0.1%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	830,000	819,269
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	170,000	165,699
Walmart Inc., Senior Notes	1.500%	9/22/28	200,000	198,487
Walmart Inc., Senior Notes	1.800%	9/22/31	110,000	108,875
Total Food & Staples Retailing				1,292,330
Food Products — 0.3%
Hershey Co., Senior Notes	0.900%	6/1/25	140,000	138,486

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Food Products — continued
Mars Inc., Senior Notes	2.700%	4/1/25	$360,000	$376,291	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	1,160,000	1,246,937	(a)
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	300,000	304,121	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	900,000	901,980
Total Food Products				2,967,815
Household Products — 0.1%
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	130,000	141,206
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	80,000	85,062
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	260,000	283,237
Total Household Products				509,505
Tobacco — 0.5%
Altria Group Inc., Senior Notes	2.350%	5/6/25	130,000	133,666
Altria Group Inc., Senior Notes	4.800%	2/14/29	59,000	66,868
Altria Group Inc., Senior Notes	2.450%	2/4/32	2,830,000	2,666,457
Altria Group Inc., Senior Notes	6.200%	2/14/59	115,000	150,245
BAT Capital Corp., Senior Notes	3.557%	8/15/27	1,500,000	1,571,231
Cargill Inc., Senior Notes	1.375%	7/23/23	470,000	474,988	(a)
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	280,000	281,776
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	310,000	305,547
Total Tobacco				5,650,778
Total Consumer Staples				14,905,413
Energy — 6.5%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	45,000	48,729
Oil, Gas & Consumable Fuels — 6.5%
Apache Corp., Senior Notes	3.250%	4/15/22	485,000	486,787
Apache Corp., Senior Notes	4.375%	10/15/28	1,030,000	1,087,371
Apache Corp., Senior Notes	4.250%	1/15/30	180,000	188,424
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	510,000	531,760
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	420,000	450,368
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	1,990,000	2,108,162
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	970,000	1,048,516

See Notes to Financial Statements.

8	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	$320,000	$351,959
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	80,000	85,088
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	500,000	532,163
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	350,000	367,736	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	470,000	473,589
Chevron Corp., Senior Notes	1.995%	5/11/27	260,000	263,151
Chevron Corp., Senior Notes	3.078%	5/11/50	60,000	64,082
Chevron USA Inc., Senior Notes	3.850%	1/15/28	620,000	689,047
Chevron USA Inc., Senior Notes	3.250%	10/15/29	490,000	531,538
ConocoPhillips, Senior Notes	3.750%	10/1/27	160,000	174,951	(a)
ConocoPhillips, Senior Notes	4.300%	8/15/28	770,000	873,536	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,020,000	1,064,523
Continental Resources Inc., Senior Notes	4.375%	1/15/28	460,000	496,047
Continental Resources Inc., Senior Notes	5.750%	1/15/31	50,000	58,338	(a)
Coterra Energy Inc., Senior Notes	4.375%	6/1/24	180,000	191,415	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,830,000	1,986,033	(a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	570,000	635,053	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,360,000	1,560,210
Devon Energy Corp., Senior Notes	5.250%	10/15/27	356,000	376,382	(a)
Devon Energy Corp., Senior Notes	4.500%	1/15/30	128,000	137,547	(a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	90,000	113,431
Devon Energy Corp., Senior Notes	5.000%	6/15/45	90,000	108,705
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	1,990,000	2,065,696
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	360,000	378,156
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	350,000	367,603
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	160,000	163,296
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,440,000	2,565,526
Energy Transfer LP, Senior Notes	4.500%	4/15/24	20,000	21,307
Energy Transfer LP, Senior Notes	2.900%	5/15/25	400,000	413,022
Energy Transfer LP, Senior Notes	5.500%	6/1/27	320,000	366,252
Energy Transfer LP, Senior Notes	4.950%	6/15/28	70,000	79,208
Energy Transfer LP, Senior Notes	3.750%	5/15/30	1,260,000	1,328,319
Energy Transfer LP, Senior Notes	5.400%	10/1/47	250,000	298,038
Energy Transfer LP, Senior Notes	6.250%	4/15/49	90,000	117,018
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	500,000	526,455
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	2,290,000	2,583,219

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	$720,000	$763,994
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	430,000	445,672
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	70,000	85,882
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	100,000	113,012
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	50,000	52,878
EOG Resources Inc., Senior Notes	4.150%	1/15/26	740,000	813,099
EOG Resources Inc., Senior Notes	4.375%	4/15/30	210,000	241,919
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	50,000	50,643
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	1,850,000	1,949,194
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	1,670,000	1,772,660
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	30,000	37,419
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	1,070,000	1,229,926	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	660,000	779,757	(a)
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	410,000	444,504
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	290,000	322,238
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	120,000	152,307
Lukoil Capital DAC, Senior Notes	2.800%	4/26/27	910,000	900,693	(a)
Lukoil Capital DAC, Senior Notes	3.600%	10/26/31	1,170,000	1,144,264	(a)
MPLX LP, Senior Notes	4.125%	3/1/27	780,000	849,093
MPLX LP, Senior Notes	4.800%	2/15/29	1,120,000	1,271,803
MPLX LP, Senior Notes	5.200%	3/1/47	160,000	195,394
MPLX LP, Senior Notes	5.200%	12/1/47	250,000	306,647
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	120,000	132,277
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	1,730,000	1,853,349
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	910,000	903,175
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	500,000	484,198
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	580,000	711,007	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	470,000	506,825
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	379,053
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,040,000	2,087,522	(a)
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	500,000	509,525
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	760,000	757,085
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	1,100,000	829,031

See Notes to Financial Statements.

10	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Pioneer Natural Resources Co., Senior Notes	0.750%	1/15/24	$700,000	$695,186
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	300,000	292,167
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	370,000	350,791
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	400,000	384,632
Qatar Energy, Senior Notes	2.250%	7/12/31	1,400,000	1,379,056	(a)
Qatar Energy, Senior Notes	3.125%	7/12/41	900,000	904,549	(a)
Qatar Energy, Senior Notes	3.300%	7/12/51	900,000	922,104	(a)
Shell International Finance BV, Senior Notes	2.375%	4/6/25	520,000	539,015
Shell International Finance BV, Senior Notes	3.250%	5/11/25	2,550,000	2,717,770
Shell International Finance BV, Senior Notes	2.875%	5/10/26	400,000	424,111
Shell International Finance BV, Senior Notes	2.750%	4/6/30	230,000	240,618
Shell International Finance BV, Senior Notes	3.250%	4/6/50	490,000	526,841
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	1,620,000	1,743,268	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	670,000	678,798	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,490,000	1,829,160
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	230,000	238,513
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	120,000	129,336
Western Midstream Operating LP, Senior
Notes (3 mo. USD LIBOR + 2.100%)	2.222%	1/13/23	130,000	129,345	(b)
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	920,000	996,530
Williams Cos. Inc., Senior Notes	4.900%	1/15/45	230,000	276,544
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	350,000	432,405
Total Oil, Gas & Consumable Fuels				67,215,811
Total Energy				67,264,540

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Financials — 16.0%
Banks — 11.6%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	$310,000	$339,377	(a)
Banco Santander SA, Senior Notes	3.125%	2/23/23	1,000,000	1,026,810
Banco Santander SA, Senior Notes	2.746%	5/28/25	1,400,000	1,448,726
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	1.241%	4/12/23	800,000	808,191	(b)
Bank of America Corp., Senior Notes	3.300%	1/11/23	600,000	617,861
Bank of America Corp., Senior Notes	4.100%	7/24/23	930,000	982,489
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,560,000	1,662,485
Bank of America Corp., Senior Notes	3.500%	4/19/26	460,000	495,713
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	110,000	109,000	(b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	690,000	693,448	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	550,000	554,879	(b)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	570,000	582,976	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	1,572,000	1,676,531	(b)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	660,000	691,574	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	1,140,000	1,226,678	(b)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	1,500,000	1,650,358	(b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	4,210,000	4,659,099	(b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	240,000	293,395	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	710,000	763,314
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	320,000	342,484

See Notes to Financial Statements.

12	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	$2,190,000	$2,415,893
Bank of Montreal, Senior Notes	1.850%	5/1/25	920,000	936,390
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	480,000	478,901
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	370,000	371,632
Barclays PLC, Senior Notes	3.684%	1/10/23	260,000	260,824
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,000,000	1,147,552	(b)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	260,000	274,241	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	750,000	849,560	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	600,000	609,397	(a)(b)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	2,010,000	2,150,685	(a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	370,000	434,895	(a)(b)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	360,000	392,468	(a)(b)
BPCE SA, Senior Notes	3.000%	5/22/22	2,570,000	2,600,517	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	480,000	481,449
Citigroup Inc., Senior Notes	3.300%	4/27/25	1,810,000	1,926,232
Citigroup Inc., Senior Notes	8.125%	7/15/39	34,000	58,230
Citigroup Inc., Senior Notes	4.650%	7/30/45	84,000	107,814
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	530,000	535,807	(b)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	780,000	784,896	(b)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	370,000	388,099	(b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	1,840,000	2,039,752	(b)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	1,620,000	1,789,596	(b)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	660,000	753,276	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	670,000	728,080
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	870,000	985,197
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	180,000	198,663

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	$4,370,000	$4,863,941
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	280,000	307,812
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	116,000	152,322
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	1,720,000	1,841,116
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,980,000	3,241,732
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	400,000	401,999	(a)(b)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	530,000	532,636	(a)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	200,000	209,259	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	1,400,000	1,513,411	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	200,000	200,508	(a)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	210,000	218,726	(a)(b)
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	1,140,000	1,147,651	(b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	840,000	851,299	(b)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	700,000	756,501	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	430,000	456,210
ING Bank NV, Senior Secured Notes	2.625%	12/5/22	1,000,000	1,022,163	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	1,030,000	1,044,842	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	390,000	400,043	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,580,000	1,688,397	(a)
JPMorgan Chase & Co., Senior Notes	3.900%	7/15/25	3,000,000	3,242,392
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	1,410,000	1,421,546	(b)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	860,000	875,026	(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	700,000	706,964	(b)
JPMorgan Chase & Co., Senior Notes (4.005% to 4/23/28 then 3 mo. USD LIBOR + 1.120%)	4.005%	4/23/29	1,180,000	1,304,351	(b)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	1,250,000	1,321,228	(b)

See Notes to Financial Statements.

14	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
JPMorgan Chase & Co., Senior Notes
(4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	$2,250,000	$2,559,462	(b)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	1,790,000	1,910,913
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	2,040,000	2,165,577
Lloyds Banking Group PLC, Senior Notes (1.326% to 6/15/22 then 1 year Treasury Constant Maturity Rate + 1.100%)	1.326%	6/15/23	2,350,000	2,356,467	(b)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	680,000	751,113
Mitsubishi UFJ Financial Group Inc., Senior Notes	3.407%	3/7/24	3,470,000	3,647,893
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	590,000	627,483	(b)
NatWest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	210,528	(b)
Nordea Bank Abp, Senior Notes	1.000%	6/9/23	860,000	864,020	(a)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	2,420,000	2,542,905
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	790,000	800,424
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	460,000	456,212
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	590,000	591,775
Swedbank AB, Senior Notes	1.300%	6/2/23	610,000	615,830	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	910,000	911,088
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	460,000	457,495
UniCredit SpA, Senior Notes	6.572%	1/14/22	1,880,000	1,892,194	(a)
US Bancorp, Senior Notes	3.375%	2/5/24	5,000,000	5,253,790
US Bancorp, Senior Notes	1.450%	5/12/25	1,060,000	1,068,467
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	7,640,000	8,055,490
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	720,000	758,191
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	500,000	559,012
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	880,000	898,969	(b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	330,000	381,563	(b)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	$1,080,000	$1,496,075	(b)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,690,000	1,743,008
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	436,545
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,100,000	2,336,959
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	90,000	115,011
Total Banks				120,511,968
Capital Markets — 2.7%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	270,000	272,922
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	600,000	649,962
Credit Suisse AG, Senior Notes	1.000%	5/5/23	2,850,000	2,859,732
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,550,000	2,713,379
Credit Suisse AG, Senior Notes	2.950%	4/9/25	530,000	557,200
Daiwa Securities Group Inc., Senior Notes	3.129%	4/19/22	220,000	222,058	(a)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	12/31/21	71,000	69,403	(b)(c)
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	1,940,000	1,955,015
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	410,000	421,311
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	1,000,000	1,053,786
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,480,000	1,572,187
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	280,000	297,177
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	570,000	604,800
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,350,000	1,438,692
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	160,000	171,604
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	750,000	817,642	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	2,280,000	2,480,996
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	12/31/21	6,200,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	0.953%	8/19/65	360,000	0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	30,000	0	*(e)(f)(g)(h)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	1,560,000	1,592,343	(b)

See Notes to Financial Statements.

16	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	$1,000,000	$1,027,792	(b)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	1,390,000	1,518,423	(b)
UBS AG, Senior Notes	1.750%	4/21/22	880,000	883,820	(a)
UBS Group AG, Senior Notes	3.491%	5/23/23	3,060,000	3,100,462	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	290,000	316,001	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	690,000	763,967	(a)
UBS Group AG, Senior Notes (2.859% to 8/15/22 then 3 mo. USD LIBOR + 0.954%)	2.859%	8/15/23	200,000	202,917	(a)(b)
Total Capital Markets				27,563,591
Consumer Finance — 0.3%
American Express Co., Senior Notes	2.650%	12/2/22	1,500,000	1,532,802
American Express Co., Senior Notes	2.500%	7/30/24	420,000	433,716
Nationwide Building Society, Senior Notes (4.363% to 8/1/23 then 3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	940,000	989,453	(a)(b)
Total Consumer Finance				2,955,971
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	940,000	942,905
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	910,000	917,038
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	2,300,000	2,486,392
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	2,880,000	2,983,487
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	420,000	423,444	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	600,000	605,322	(a)
Vanguard Group Inc.	3.050%	8/22/50	660,000	642,371	(e)(f)
Total Diversified Financial Services				9,000,959
Insurance — 0.5%
American International Group Inc., Senior Notes	2.500%	6/30/25	280,000	289,876
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	100,000	107,776
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	180,000	178,936	(a)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Insurance — continued
MassMutual Global Funding II, Senior Secured Notes	0.850%	6/9/23	$1,400,000	$1,404,109	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	390,000	531,375	(a)
Metropolitan Life Global Funding I, Secured Notes	0.900%	6/8/23	970,000	973,792	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	340,000	337,028	(a)
Nuveen LLC, Senior Notes	4.000%	11/1/28	1,000,000	1,123,258	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	160,000	158,813	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	32,000	48,204	(a)
Total Insurance				5,153,167
Total Financials				165,185,656
Health Care — 3.3%
Biotechnology — 0.8%
AbbVie Inc., Senior Notes	3.450%	3/15/22	600,000	602,104
AbbVie Inc., Senior Notes	2.900%	11/6/22	220,000	224,474
AbbVie Inc., Senior Notes	2.300%	11/21/22	880,000	893,507
AbbVie Inc., Senior Notes	3.750%	11/14/23	110,000	115,557
AbbVie Inc., Senior Notes	2.600%	11/21/24	1,050,000	1,088,892
AbbVie Inc., Senior Notes	3.800%	3/15/25	570,000	609,628
AbbVie Inc., Senior Notes	3.600%	5/14/25	510,000	543,571
AbbVie Inc., Senior Notes	2.950%	11/21/26	180,000	189,554
AbbVie Inc., Senior Notes	3.200%	11/21/29	2,330,000	2,475,600
AbbVie Inc., Senior Notes	4.250%	11/21/49	80,000	96,388
Amgen Inc., Senior Notes	3.625%	5/22/24	120,000	126,653
Gilead Sciences Inc., Senior Notes	2.500%	9/1/23	700,000	718,696
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	90,000	94,784
Total Biotechnology				7,779,408
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, Senior Notes	3.400%	11/30/23	700,000	736,536
Abbott Laboratories, Senior Notes	3.750%	11/30/26	430,000	473,611
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	848,000	889,971
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	23,000	24,550
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	227,000	283,928
Medtronic Inc., Senior Notes	3.500%	3/15/25	126,000	134,858
Total Health Care Equipment & Supplies				2,543,454

See Notes to Financial Statements.

18	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Health Care Providers & Services — 1.5%
Aetna Inc., Senior Notes	2.800%	6/15/23	$1,070,000	$1,098,089
Anthem Inc., Senior Notes	3.125%	5/15/22	330,000	333,979
Anthem Inc., Senior Notes	3.650%	12/1/27	240,000	261,605
Cigna Corp., Senior Notes	3.750%	7/15/23	114,000	118,987
Cigna Corp., Senior Notes	3.500%	6/15/24	820,000	864,010
Cigna Corp., Senior Notes	4.125%	11/15/25	740,000	808,401
Cigna Corp., Senior Notes	4.375%	10/15/28	2,110,000	2,393,291
CVS Health Corp., Senior Notes	3.875%	7/20/25	868,000	935,913
CVS Health Corp., Senior Notes	3.625%	4/1/27	800,000	865,712
CVS Health Corp., Senior Notes	4.300%	3/25/28	911,000	1,026,792
CVS Health Corp., Senior Notes	2.125%	9/15/31	330,000	321,780
CVS Health Corp., Senior Notes	5.050%	3/25/48	270,000	357,264
Humana Inc., Senior Notes	3.150%	12/1/22	110,000	112,159
Humana Inc., Senior Notes	2.900%	12/15/22	1,800,000	1,839,498
Humana Inc., Senior Notes	4.500%	4/1/25	80,000	87,543
Humana Inc., Senior Notes	3.950%	3/15/27	1,220,000	1,333,060
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	230,000	230,207
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	70,000	71,167
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	150,000	156,721
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	400,000	433,133
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	170,000	169,274
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	1,150,000	1,291,841
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	60,000	74,990
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	25,707
Total Health Care Providers & Services				15,211,123
Pharmaceuticals — 0.8%
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	520,000	525,626
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	410,000	419,080
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	881,000	921,851
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	354,000	383,606
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	740,000	796,070
Eli Lilly & Co., Senior Notes	2.350%	5/15/22	680,000	686,155
Johnson & Johnson, Senior Notes	0.550%	9/1/25	290,000	282,629
Johnson & Johnson, Senior Notes	2.450%	3/1/26	1,390,000	1,448,227
Johnson & Johnson, Senior Notes	0.950%	9/1/27	600,000	585,415
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	530,000	516,561
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	290,000	277,563
Pfizer Inc., Senior Notes	0.800%	5/28/25	700,000	691,970
Pfizer Inc., Senior Notes	2.625%	4/1/30	450,000	472,098

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pharmaceuticals — continued
Pfizer Inc., Senior Notes	1.700%	5/28/30	$430,000	$421,458
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	230,000	229,595
Total Pharmaceuticals				8,657,904
Total Health Care				34,191,889
Industrials — 2.1%
Aerospace & Defense — 1.0%
Boeing Co., Senior Notes	1.433%	2/4/24	870,000	870,089
Boeing Co., Senior Notes	4.875%	5/1/25	2,120,000	2,324,953
Boeing Co., Senior Notes	3.100%	5/1/26	70,000	72,879
Boeing Co., Senior Notes	2.800%	3/1/27	90,000	92,063
Boeing Co., Senior Notes	3.200%	3/1/29	330,000	341,433
Boeing Co., Senior Notes	5.150%	5/1/30	1,500,000	1,742,251
Boeing Co., Senior Notes	5.705%	5/1/40	620,000	792,726
Boeing Co., Senior Notes	5.805%	5/1/50	380,000	513,302
Boeing Co., Senior Notes	5.930%	5/1/60	10,000	13,845
General Dynamics Corp., Senior Notes	3.750%	5/15/28	340,000	379,418
General Dynamics Corp., Senior Notes	4.250%	4/1/40	20,000	24,454
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	450,000	487,331
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	1,350,000	1,410,935
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	180,000	255,737
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	210,000	220,465
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	280,000	303,723
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	90,000	101,240
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	440,000	439,880
Total Aerospace & Defense				10,386,724
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	2.722%	2/15/30	240,000	245,139
Carrier Global Corp., Senior Notes	2.700%	2/15/31	60,000	60,962
Total Building Products				306,101
Commercial Services & Supplies — 0.2%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	460,000	462,563
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	1,040,000	1,136,422
Republic Services Inc., Senior Notes	3.200%	3/15/25	750,000	790,771
Total Commercial Services & Supplies				2,389,756

See Notes to Financial Statements.

20	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Electrical Equipment — 0.3%
Eaton Corp., Senior Notes	2.750%	11/2/22	$2,640,000	$2,691,714
Industrial Conglomerates — 0.1%
3M Co., Senior Notes	2.375%	8/26/29	100,000	103,069
3M Co., Senior Notes	3.050%	4/15/30	90,000	97,303
3M Co., Senior Notes	3.700%	4/15/50	80,000	94,252
General Electric Co., Senior Notes	3.450%	5/1/27	100,000	108,970
General Electric Co., Senior Notes	3.625%	5/1/30	210,000	236,887
General Electric Co., Senior Notes	6.875%	1/10/39	207,000	323,848
Honeywell International Inc., Senior Notes	1.350%	6/1/25	330,000	331,459
Total Industrial Conglomerates				1,295,788
Machinery — 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	20,000	21,624
Deere & Co., Senior Notes	3.750%	4/15/50	240,000	291,518
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	220,000	224,122
Total Machinery				537,264
Road & Rail — 0.2%
Canadian Pacific Railway Co., Senior Notes	2.450%	12/2/31	1,150,000	1,164,907	(i)
Union Pacific Corp., Senior Notes	3.750%	7/15/25	600,000	648,942
Union Pacific Corp., Senior Notes	2.891%	4/6/36	340,000	355,595
Total Road & Rail				2,169,444
Trading Companies & Distributors — 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	310,000	325,204
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	790,000	842,306	(a)
Total Trading Companies & Distributors				1,167,510
Transportation Infrastructure — 0.1%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	710,000	743,591	(a)
Total Industrials				21,687,892
Information Technology — 2.4%
IT Services — 0.5%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	1,200,000	1,255,918
Mastercard Inc., Senior Notes	3.375%	4/1/24	230,000	243,080
Mastercard Inc., Senior Notes	3.850%	3/26/50	40,000	47,967
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	420,000	424,532
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	420,000	424,321
Visa Inc., Senior Notes	3.150%	12/14/25	1,400,000	1,498,931

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
IT Services — continued
Visa Inc., Senior Notes	1.900%	4/15/27	$400,000	$406,717
Visa Inc., Senior Notes	4.300%	12/14/45	320,000	405,674
Total IT Services				4,707,140
Semiconductors & Semiconductor Equipment — 0.7%
Broadcom Inc., Senior Notes	3.137%	11/15/35	2,010,000	1,977,800	(a)
Intel Corp., Senior Notes	3.700%	7/29/25	140,000	151,654
Intel Corp., Senior Notes	3.750%	3/25/27	170,000	187,299
Intel Corp., Senior Notes	1.600%	8/12/28	240,000	236,719
Intel Corp., Senior Notes	4.750%	3/25/50	100,000	135,429
NVIDIA Corp., Senior Notes	3.500%	4/1/40	650,000	736,373
NVIDIA Corp., Senior Notes	3.500%	4/1/50	60,000	69,469
NVIDIA Corp., Senior Notes	3.700%	4/1/60	400,000	479,408
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	300,000	310,804	(a)
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	290,000	285,556
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,160,000	1,165,299
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	1,250,000	1,274,776
Total Semiconductors & Semiconductor Equipment				7,010,586
Software — 0.7%
Adobe Inc., Senior Notes	2.300%	2/1/30	380,000	387,953
Microsoft Corp., Senior Notes	2.400%	2/6/22	740,000	741,554
Microsoft Corp., Senior Notes	2.400%	8/8/26	3,310,000	3,454,725
Microsoft Corp., Senior Notes	3.300%	2/6/27	670,000	726,941
Microsoft Corp., Senior Notes	3.450%	8/8/36	10,000	11,507
Microsoft Corp., Senior Notes	2.921%	3/17/52	10,000	10,663
Oracle Corp., Senior Notes	2.500%	10/15/22	1,020,000	1,037,086
Oracle Corp., Senior Notes	1.650%	3/25/26	420,000	418,154
Oracle Corp., Senior Notes	2.875%	3/25/31	300,000	307,248
salesforce.com Inc., Senior Notes	3.250%	4/11/23	370,000	382,092
salesforce.com Inc., Senior Notes	3.700%	4/11/28	250,000	279,226
Total Software				7,757,149
Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc., Senior Notes	2.400%	5/3/23	1,780,000	1,823,351
Apple Inc., Senior Notes	1.125%	5/11/25	1,140,000	1,137,955
Apple Inc., Senior Notes	2.450%	8/4/26	1,170,000	1,219,349
Apple Inc., Senior Notes	3.350%	2/9/27	80,000	86,745
Apple Inc., Senior Notes	2.900%	9/12/27	850,000	903,912
Total Technology Hardware, Storage & Peripherals				5,171,312
Total Information Technology				24,646,187

See Notes to Financial Statements.

22	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount		Value
Materials — 1.8%
Chemicals — 0.4%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	$1,080,000	$	1,173,081	(a)
Equate Petrochemical BV, Senior Notes	2.625%	4/28/28	1,200,000		1,196,580	(a)
OCP SA, Senior Notes	4.500%	10/22/25	550,000		580,386	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	740,000		724,719	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	710,000		693,443	(a)
Total Chemicals					4,368,209
Metals & Mining — 1.2%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	990,000		1,045,007	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	690,000		769,052	(a)
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	40,000		40,231
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	1,310,000		1,388,278	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	370,000		381,566	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	1,790,000		1,871,942	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	1,230,000		1,298,913	(a)
Southern Copper Corp., Senior Notes	3.500%	11/8/22	1,040,000		1,063,660
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,140,000		1,421,056
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	690,000		786,207
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,358,000		1,761,448
Total Metals & Mining					11,827,360
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	1,690,000		1,914,145
Total Materials					18,109,714
Real Estate — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
WEA Finance LLC, Senior Notes	4.125%	9/20/28	500,000		541,785	(a)
Utilities — 1.3%
Electric Utilities — 1.3%
Abu Dhabi National Energy Co. PJSC, Senior Notes	2.000%	4/29/28	1,500,000		1,483,881	(a)
Abu Dhabi National Energy Co. PJSC, Senior Notes	3.400%	4/29/51	980,000		1,020,173	(a)
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	690,000		762,133	(a)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Electric Utilities — continued
Duke Energy Corp., Senior Notes	2.400%	8/15/22	$1,640,000	$1,659,255
FirstEnergy Corp., Senior Notes	3.350%	7/15/22	1,780,000	1,789,790
FirstEnergy Corp., Senior Notes	4.750%	3/15/23	1,080,000	1,111,622
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	190,000	186,822
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	2,000,000	2,140,121
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	810,000	892,214
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	700,000	699,658
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	770,000	741,869
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	730,000	780,195	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	580,000	663,941	(a)
Total Utilities				13,931,674
Total Corporate Bonds & Notes (Cost — $394,851,082)				407,257,277
U.S. Government & Agency Obligations — 38.9%
U.S. Government Obligations — 38.9%
U.S. Treasury Bonds	1.125%	8/15/40	14,910,000	13,187,196
U.S. Treasury Bonds	1.375%	11/15/40	6,110,000	5,635,998
U.S. Treasury Bonds	1.875%	2/15/41	3,280,000	3,291,659
U.S. Treasury Bonds	2.250%	5/15/41	190,000	202,350
U.S. Treasury Bonds	1.750%	8/15/41	5,360,000	5,263,687
U.S. Treasury Bonds	2.000%	11/15/41	3,230,000	3,311,759
U.S. Treasury Bonds	3.750%	11/15/43	12,640,000	16,968,706
U.S. Treasury Bonds	3.625%	2/15/44	1,360,000	1,797,803
U.S. Treasury Bonds	2.500%	2/15/45	1,560,000	1,748,358
U.S. Treasury Bonds	3.000%	2/15/48	18,190,000	22,738,210
U.S. Treasury Bonds	3.125%	5/15/48	5,480,000	7,014,828
U.S. Treasury Bonds	3.000%	8/15/48	1,900,000	2,382,125
U.S. Treasury Bonds	2.250%	8/15/49	19,030,000	20,926,310
U.S. Treasury Bonds	2.000%	2/15/50	8,990,000	9,395,955
U.S. Treasury Bonds	1.250%	5/15/50	24,960,000	21,837,075
U.S. Treasury Bonds	1.375%	8/15/50	28,350,000	25,593,627
U.S. Treasury Bonds	1.625%	11/15/50	7,870,000	7,548,744
U.S. Treasury Bonds	1.875%	2/15/51	20,900,000	21,255,953
U.S. Treasury Bonds	2.375%	5/15/51	9,040,000	10,256,162
U.S. Treasury Bonds	2.000%	8/15/51	2,270,000	2,377,825

See Notes to Financial Statements.

24	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Obligations — continued
U.S. Treasury Bonds	1.875%	11/15/51	$2,270,000	$2,315,400
U.S. Treasury Notes	0.125%	6/30/22	300,000	299,938
U.S. Treasury Notes	2.875%	9/30/23	200,000	208,625
U.S. Treasury Notes	0.250%	11/15/23	120,000	119,311
U.S. Treasury Notes	2.250%	4/30/24	280,000	290,489
U.S. Treasury Notes	0.250%	5/31/25	37,850,000	36,917,057
U.S. Treasury Notes	0.250%	6/30/25	660,000	643,139
U.S. Treasury Notes	2.875%	7/31/25	5,040,000	5,381,578
U.S. Treasury Notes	0.250%	9/30/25	20,000	19,426
U.S. Treasury Notes	3.000%	9/30/25	1,970,000	2,116,904
U.S. Treasury Notes	0.250%	10/31/25	470,000	455,735
U.S. Treasury Notes	2.250%	11/15/25	7,100,000	7,432,535
U.S. Treasury Notes	0.375%	11/30/25	3,630,000	3,532,302
U.S. Treasury Notes	0.375%	1/31/26	1,280,000	1,242,900
U.S. Treasury Notes	0.750%	4/30/26	10,380,000	10,218,623
U.S. Treasury Notes	2.125%	5/31/26	1,190,000	1,243,132
U.S. Treasury Notes	1.875%	7/31/26	2,970,000	3,071,978
U.S. Treasury Notes	1.625%	9/30/26	220,000	225,113
U.S. Treasury Notes	1.625%	10/31/26	570,000	583,382
U.S. Treasury Notes	1.250%	11/30/26	2,030,000	2,039,278
U.S. Treasury Notes	0.625%	11/30/27	1,290,000	1,241,776
U.S. Treasury Notes	0.625%	12/31/27	1,643,200	1,580,040
U.S. Treasury Notes	0.750%	1/31/28	17,180,000	16,625,677
U.S. Treasury Notes	1.250%	3/31/28	7,190,000	7,164,723
U.S. Treasury Notes	1.250%	4/30/28	49,990,000	49,786,916
U.S. Treasury Notes	1.250%	5/31/28	4,700,000	4,678,520
U.S. Treasury Notes	1.250%	6/30/28	5,220,000	5,191,045
U.S. Treasury Notes	1.000%	7/31/28	7,620,000	7,450,931
U.S. Treasury Notes	1.125%	8/31/28	8,420,000	8,295,016
U.S. Treasury Notes	1.250%	9/30/28	7,840,000	7,784,262
U.S. Treasury Notes	1.625%	5/15/31	6,430,000	6,556,088
U.S. Treasury Notes	1.250%	8/15/31	2,210,000	2,174,951
U.S. Treasury Notes	1.375%	11/15/31	180,000	178,931
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	5,220,000	3,206,910
Total U.S. Government & Agency Obligations (Cost — $398,297,891)				403,006,961
Collateralized Mortgage Obligations (j)—7.6%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. USD LIBOR + 0.880%)	0.970%	9/15/34	730,000	729,586	(a)(b)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount		Value
Collateralized Mortgage Obligations (j) — continued
Adjustable Rate Mortgage Trust, 2004-5 4A1	2.710%	4/25/35	$45,164	$	45,459	(b)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	2,285,000		2,292,307	(a)(b)
BENCHMARK Mortgage Trust, 2018-B7 A4	4.510%	5/15/53	785,000		908,563	(b)
BENCHMARK Mortgage Trust, 2019-B10 A4	3.717%	3/15/62	2,760,000		3,070,322
BPR Trust, 2021-TY B (1 mo. USD LIBOR + 1.150%)	1.240%	9/15/38	2,140,000		2,143,024	(a)(b)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	419,376		418,288	(a)(b)
BX Commercial Mortgage Trust, 2021-XL2 A (1 mo. USD LIBOR + 0.689%)	0.779%	10/15/38	1,030,000		1,026,453	(a)(b)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	498,865		493,233	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	640,000		678,778
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	560,000		580,299	(a)(b)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	80,000		82,991
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	70,000		72,741	(b)
Commercial Mortgage Trust, 2013-CR12 C	5.241%	10/10/46	40,000		39,776	(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.284%	3/10/47	2,752,529		55,720	(b)
CSMC Trust, 2014-USA B	4.185%	9/15/37	2,820,000		2,818,246	(a)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	746,473		787,482	(a)(b)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	1,906,682		1,939,123	(a)(b)
CSMC Trust, 2019-AFC1 A1, Step bond	2.573%	7/25/49	780,547		790,408	(a)
CSMC Trust, 2019-AFC1 A3, Step bond	2.877%	7/25/49	1,716,246		1,737,226	(a)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	1.070%	5/15/36	190,000		190,222	(a)(b)
CSMC Trust, 2020-AFC1 A1	2.240%	2/25/50	1,230,449		1,236,033	(a)(b)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	1.838%	7/25/47	1,028,793		1,046,909	(a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	439,924		435,809	(a)(b)
CSMC Trust, 2021-NQM2 A3	1.538%	2/25/66	394,640		392,264	(a)(b)
CSMC Trust, 2021-NQM5 A1	0.938%	5/25/66	754,352		745,405	(a)(b)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	513,959		512,182	(a)(b)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	743,540		745,700	(a)(b)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	1,060,000		1,119,724	(b)

See Notes to Financial Statements.

26	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.704%	3/25/29	$2,487,557	$95,216	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	1.092%	5/25/29	1,990,799	124,566	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	590,000	632,803
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4066 PI, IO	3.500%	9/15/31	1,249,688	62,041
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.161%	9/15/42	311,499	37,524	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	154,969	19,398
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	359,603	51,517
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	186,788	26,492
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	93,041	11,870
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 M1 (30 Day Average SOFR + 0.900%)	0.950%	12/25/50	304,491	304,552	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	1.550%	10/25/41	1,230,000	1,233,097	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	6.011%	8/15/44	114,930	22,250	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	2.350%	8/25/33	1,840,000	1,875,222	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	5.092%	11/25/24	227,196	230,507	(b)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Federal National Mortgage Association (FNMA) — CAS, 2016-C02 1M2 (1 mo. USD LIBOR + 6.000%)	6.092%	9/25/28	$979,665	$1,020,218	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2017-C01 1ED1 (1 mo. USD LIBOR + 1.250%)	1.342%	7/25/29	1,282,169	1,283,074	(a)(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	260,000	296,539
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	439,588	464,112
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	193,268	199,992
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	15,768	311
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.058%	6/25/43	27,105	5,615	(b)
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IA, IO	3.000%	9/25/32	670,073	40,776
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.858%	12/25/43	30,606	5,709	(b)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.108%	11/25/47	41,931	7,301	(b)
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	175,448	25,784
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	87,863	11,238
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	21,340	2,950
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	15,227	15,269	(a)(b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	0.425%	8/20/58	412,484	412,537	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	0.525%	11/20/60	1,163,166	1,165,873	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	0.575%	2/20/61	163,220	163,675	(b)

See Notes to Financial Statements.

28	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	0.575%	3/20/61	$147,077	$147,522	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	0.739%	4/16/53	2,474,091	26,229	(b)
Government National Mortgage Association (GNMA), 2012-H30 GA (1 mo. USD LIBOR + 0.350%)	0.425%	12/20/62	642,157	642,244	(b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.525%	4/16/47	4,883,270	83,439	(b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.121%	6/16/54	270,270	8,048	(b)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.368%	8/16/54	1,211,425	19,864	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.283%	5/16/55	1,478,491	23,601	(b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.488%	8/16/54	1,583,769	29,228	(b)
Government National Mortgage Association (GNMA), 2019-28 AB	3.150%	6/16/60	111,566	113,164
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.341%	4/20/70	150,432	154,901	(b)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.550%)	1.640%	9/15/31	2,917,221	2,659,524	(a)(b)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 2.750%)	2.840%	9/15/31	2,272,159	1,867,423	(a)(b)
GS Mortgage Securities Corp. Trust, 2016-GS3 C	4.118%	10/10/49	570,000	589,288	(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	240,000	250,945	(b)
GSMSC Resecuritization Trust, 2015-7R A (1 mo. USD LIBOR + 0.150%)	0.236%	9/26/37	282,066	280,205	(a)(b)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	0.592%	5/25/37	734,487	734,723	(a)(b)
JPMorgan Mortgage Trust, 2019-LTV3 B2	4.453%	3/25/50	501,729	506,631	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.049%	1/15/47	90,000	95,021	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.704%	9/15/47	300,000	293,337	(b)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.406%	7/15/48	$654,000	$686,305	(b)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 B	4.009%	3/15/50	1,030,000	1,077,399	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	1.620%	5/15/28	657,048	569,661	(a)(b)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond	1.750%	4/25/61	488,497	485,695	(a)
Madison Avenue Mortgage Trust, 2017-330M A	3.294%	8/15/34	630,000	640,406	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.244%	2/25/34	117,551	121,228	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 A5	3.635%	10/15/48	1,245,000	1,335,281
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	1.489%	5/15/36	1,930,000	1,908,476	(a)(b)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	1,440,000	1,500,441	(a)(b)
MSG III Securitization Trust, 2021-1 A (1 mo. USD LIBOR + 0.750%)	0.836%	6/25/54	2,110,000	2,112,486	(a)(b)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/36	1,300,000	1,311,200	(a)
Natixis Commercial Mortgage Securities Trust, 2019-FAME B	3.655%	8/15/36	2,550,000	2,527,429	(a)
New Residential Mortgage Loan Trust, 2015-1A A2	3.750%	5/28/52	446,196	464,228	(a)(b)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	533,080	565,593	(a)(b)
New Residential Mortgage Loan Trust, 2017-3A A1	4.000%	4/25/57	823,674	875,792	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	825,244	871,354	(a)(b)
New Residential Mortgage Loan Trust, 2021-NQM3 A3	1.516%	11/27/56	488,716	484,877	(a)(b)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	455,904	454,255	(a)(b)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	670,179	664,387	(a)(b)
Onslow Bay Mortgage Loan Trust, 2021-NQM4 A1	1.957%	10/25/61	520,000	521,180	(a)(b)
OPG Trust, 2021-PORT A (1 mo. USD LIBOR + 0.484%)	0.574%	10/15/36	2,130,000	2,115,797	(a)(b)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	1,336,956	1,325,080	(a)(b)

See Notes to Financial Statements.

30	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Residential Mortgage Loan Trust, 2020-2 A1	1.654%	5/25/60	$2,143,990	$2,154,006	(a)(b)
SACO I Trust, 2007-VA1 A	5.546%	6/25/21	20,133	18,134	(a)(b)
UBS Commercial Mortgage Trust, 2018-C11 B	4.713%	6/15/51	1,040,000	1,138,731	(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C4 D	4.610%	12/10/45	570,000	510,933	(a)(b)
VASA Trust, 2021-VASA A (1 mo. USD LIBOR + 0.900%)	0.990%	7/15/39	880,000	880,972	(a)(b)
Virginia Housing Development Authority, 2006-C CTFS	6.000%	6/25/34	341,360	354,655
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR9 A7	2.720%	8/25/34	1,023,845	1,056,994	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A2A (1 mo. USD LIBOR + 0.740%)	0.832%	11/25/34	322,428	312,375	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. USD LIBOR + 0.720%)	0.812%	7/25/45	1,679,598	1,668,281	(b)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	156,723	159,444	(a)(b)
WF-RBS Commercial Mortgage Trust, 2013-C14 B	3.841%	6/15/46	1,060,000	1,082,950	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 XA, IO	0.708%	10/15/57	4,863,078	65,341	(b)
ZH Trust, 2021-2 A	2.349%	10/17/27	570,000	568,668	(a)
Total Collateralized Mortgage Obligations (Cost — $78,872,030)				78,097,672
Asset-Backed Securities — 7.5%
522 Funding CLO Ltd., 2020-6A A1R (3 mo. USD LIBOR + 1.150%)	1.323%	10/23/34	1,520,000	1,520,005	(a)(b)
ABPCI Direct Lending Fund CLO X LP, 2020-10A A1A (3 mo. USD LIBOR + 1.950%)	2.082%	1/20/32	1,320,000	1,321,004	(a)(b)
AccessLex Institute, 2005-A A3 (3 mo. USD LIBOR + 0.400%)	0.524%	7/25/34	517,589	511,242	(b)
Apidos CLO XII, 2013-12A AR (3 mo. USD LIBOR + 1.080%)	1.204%	4/15/31	750,000	749,531	(a)(b)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/5/49	990,000	1,006,521	(a)
Aqua Finance Trust, 2021-A B	2.400%	7/17/46	1,050,000	1,041,721	(a)
Ares XLVII CLO Ltd., 2018-47A A1 (3 mo. USD LIBOR + 0.920%)	1.044%	4/15/30	860,000	860,675	(a)(b)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	$2,770,000	$2,808,963	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	2,650,000	2,615,289	(a)
Balboa Bay Loan Funding Ltd., 2021-2A A1 (3 mo. USD LIBOR + 1.170%)	1.343%	1/20/35	630,000	630,315	(a)(b)(i)
BCRED MML CLO LLC, 2021-1A A (3 mo. USD LIBOR + 1.480%)	1.653%	1/15/35	740,000	740,370	(a)(b)(i)
BDS Ltd., 2021-FL10 D (1 mo. USD LIBOR + 2.850%)	2.950%	12/18/36	2,140,000	2,145,341	(a)(b)(i)
Bear Stearns Asset Backed Securities Trust, 2004-SD2 A3 (1 year Treasury Constant Maturity Rate + 2.320%)	2.466%	3/25/44	271,845	272,567	(b)
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR (3 mo. USD LIBOR + 1.180%)	1.312%	1/20/32	750,000	750,343	(a)(b)(k)
Blackbird Capital Aircraft, 2021-1A A	2.443%	7/15/46	518,958	516,348	(a)
BlueMountain CLO XXX Ltd., 2020-30A A (3 mo. USD LIBOR + 1.390%)	1.514%	1/15/33	1,140,000	1,141,904	(a)(b)
Canyon CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.180%)	1.304%	7/15/34	1,360,000	1,361,781	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	1.185%	7/27/31	545,508	545,399	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	1.832%	4/20/29	1,250,000	1,252,042	(a)(b)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.120%)	1.242%	7/17/34	1,020,000	1,021,272	(a)(b)
Cerberus Loan Funding XXVIII LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	1.974%	10/15/31	420,000	421,172	(a)(b)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	1,100,000	1,115,125	(a)
Countrywide Asset-Backed Certificates Trust, 2005-8 M4 (1 mo. USD LIBOR + 0.930%)	1.022%	12/25/35	62,412	62,473	(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	0.239%	11/15/36	442,117	388,379	(b)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	0.230%	1/15/37	511,197	488,502	(b)
Dryden 75 CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	1.164%	4/15/34	800,000	800,482	(a)(b)

See Notes to Financial Statements.

32	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Dryden 87 CLO Ltd., 2021-87A A1 (3 mo. USD LIBOR + 1.100%)	1.260%	5/20/34	$2,020,000	$2,019,994	(a)(b)
First Franklin Mortgage Loan Trust, 2003- FF1 A1 (1 mo. USD LIBOR + 1.125%)	1.211%	3/25/33	394,053	392,118	(b)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	2,220,000	2,506,893
Golub Capital Partners CLO Ltd., 2021-57A A1 (3 mo. USD LIBOR + 1.490%)	1.663%	10/25/34	1,730,000	1,730,865	(a)(b)(i)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. USD LIBOR + 1.900%)	2.022%	12/20/29	2,040,000	2,039,049	(a)(b)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	1.392%	1/20/30	500,000	500,624	(a)(b)
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	19,140	19,229	(a)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	1.204%	7/25/27	19,627	19,627	(a)(b)
HalseyPoint CLO I Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	1.482%	1/20/33	250,000	250,183	(a)(b)
HalseyPoint CLO 3 Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	1.579%	11/30/32	560,000	561,295	(a)(b)
Hardee’s Funding LLC, 2021-1A A2	2.865%	6/20/51	528,675	515,066	(a)
Hertz Vehicle Financing III LP, 2021-2A C	2.520%	12/27/27	1,090,000	1,088,096	(a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	540,000	540,000	(a)
HPS Loan Management Ltd., 2021-16A A1 (3 mo. USD LIBOR + 1.140%)	1.313%	1/23/35	890,000	890,445	(a)(b)(i)
KeyCorp Student Loan Trust, 2006-A 2B (3 mo. USD LIBOR + 0.480%)	0.612%	12/27/41	660,053	656,889	(b)
KKR CLO 32 Ltd., 32A A1 (3 mo. USD LIBOR + 1.320%)	1.444%	1/15/32	490,000	491,384	(a)(b)
LCM XVIII LP, 19A AR (3 mo. USD LIBOR + 1.240%)	1.364%	7/15/27	125,483	125,514	(a)(b)
Legacy Mortgage Asset Trust, 2019-GS5 A1, Step bond	3.200%	5/25/59	2,718,695	2,729,483	(a)
MF1 Ltd., 2021-FL7 A (1 mo. USD LIBOR + 1.080%)	1.169%	10/16/36	2,100,000	2,100,146	(a)(b)
Midocean Credit CLO VII, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	1.724%	7/15/29	750,000	745,707	(a)(b)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	1,555,152	1,665,640	(a)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	1.732%	10/20/30	550,000	550,906	(a)(b)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Navient Student Loan Trust, 2016-3A A3 (1 mo. USD LIBOR + 1.350%)	1.442%	6/25/65	$1,763,717	$1,818,606	(a)(b)
Navient Student Loan Trust, 2020-1A A1B (1 mo. USD LIBOR + 1.050%)	1.142%	6/25/69	266,780	274,191	(a)(b)
Nelnet Student Loan Trust, 2012-2A A (1 mo. USD LIBOR + 0.800%)	0.892%	12/26/33	663,265	667,473	(a)(b)
Oasis Securitization Funding LLC, 2021-1A A	2.579%	2/15/33	595,123	596,036	(a)
Octagon Investment Partners 45 Ltd., 2019-1A A (3 mo. USD LIBOR + 1.330%)	1.454%	10/15/32	750,000	750,373	(a)(b)
Octagon Investment Partners XXI Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	1.156%	2/14/31	720,000	720,648	(a)(b)
OHA Credit Funding 7 Ltd., 2020-7A A (3 mo. USD LIBOR + 1.250%)	1.374%	10/19/32	460,000	460,819	(a)(b)
Owl Rock CLO III Ltd., 2020-3A A1L (3 mo. USD LIBOR + 1.800%)	1.932%	4/20/32	1,040,000	1,041,743	(a)(b)
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	1.182%	4/30/27	235,527	235,505	(a)(b)
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. USD LIBOR + 1.150%)	1.323%	11/14/34	1,250,000	1,250,000	(a)(b)(i)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.080%)	1.256%	7/20/34	1,650,000	1,650,215	(a)(b)
Recette CLO Ltd., 2015-1A ARR (3 mo. USD LIBOR + 1.080%)	1.212%	4/20/34	510,000	510,139	(a)(b)
Reese Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.130%)	1.303%	10/15/34	1,840,000	1,840,116	(a)(b)
SBA Small Business Investment Cos., 2021-10A 1	1.667%	3/10/31	3,033,375	3,068,515
Silver Rock CLO I Ltd., 2020-1A A (3 mo. USD LIBOR + 1.650%)	1.782%	10/20/31	1,410,000	1,414,289	(a)(b)
SLM Student Loan Trust, 2003-4 A5A (3 mo. USD LIBOR + 0.750%)	0.866%	3/15/33	431,222	426,257	(a)(b)
SLM Student Loan Trust, 2003-4 A5E (3 mo. USD LIBOR + 0.750%)	0.866%	3/15/33	877,487	867,383	(a)(b)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	2,140,000	2,121,489	(a)
TCI-Flatiron CLO Ltd., 2016-1A AR2 (3 mo. USD LIBOR + 1.150%)	1.272%	1/17/32	1,080,000	1,081,213	(a)(b)
Towd Point Mortgage Trust, 2017-4 B2	3.444%	6/25/57	1,010,000	1,059,639	(a)(b)

See Notes to Financial Statements.

34	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Toyota Auto Loan Extended Note Trust, 2021-1A A	1.070%	2/27/34	$540,000	$532,383	(a)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	1.014%	4/15/29	824,925	825,051	(a)(b)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	1.274%	10/15/31	1,090,000	1,091,362	(a)(b)
Wendy’s Funding LLC, 2021-1A A2I	2.370%	6/15/51	2,114,700	2,094,008	(a)
Whitebox CLO II Ltd., 2020-2A A1R (3 mo. USD LIBOR + 1.220%)	1.393%	10/24/34	1,110,000	1,110,001	(a)(b)
Whitebox CLO III Ltd., 2021-3A A1 (3 mo. USD LIBOR + 1.220%)	1.341%	10/15/34	1,050,000	1,050,003	(a)(b)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	1.614%	7/15/32	602,500	604,320	(a)(b)
Total Asset-Backed Securities (Cost — $76,797,097)				77,389,696
Sovereign Bonds — 5.0%
Canada — 0.1%
Province of Quebec Canada, Senior Notes	2.625%	2/13/23	1,400,000	1,437,748
Chile — 0.1%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	1,380,000	1,358,582
Colombia — 0.5%
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	1,210,000	1,218,966
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	620,000	557,535
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	920,000	907,396
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	2,200,000	2,053,612
Total Colombia				4,737,509
India — 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	660,000	697,734	(a)
Indonesia — 0.4%
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	479,000	527,609	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	200,000	219,685	(a)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Indonesia — continued
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	$200,000	$243,866	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	2,730,000	3,328,771	(l)
Total Indonesia				4,319,931
Kazakhstan — 0.2%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	1,270,000	1,555,553	(a)
Kuwait — 0.2%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	2,170,000	2,364,426	(a)
Mexico — 0.5%
Mexico Government International Bond, Senior Notes	4.000%	10/2/23	586,000	619,367
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	1,525,000	1,475,544
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	2,640,000	2,861,562
Total Mexico				4,956,473
Panama — 0.4%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	930,000	1,226,163
Panama Government International Bond, Senior Notes	4.500%	5/15/47	1,240,000	1,344,656
Panama Government International Bond, Senior Notes	4.300%	4/29/53	1,630,000	1,712,266
Total Panama				4,283,085
Peru — 0.3%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	930,000	1,251,069
Peruvian Government International Bond, Senior Notes	3.300%	3/11/41	580,000	563,835
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	740,000	1,010,885
Peruvian Government International Bond, Senior Notes	3.550%	3/10/51	40,000	40,113
Total Peru				2,865,902
Poland — 0.2%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	1,870,000	1,981,359

See Notes to Financial Statements.

36	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Qatar — 0.5%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	$1,390,000	$1,450,077	(l)
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	200,000	213,327	(l)
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	1,030,000	1,157,852	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	2,110,000	2,731,859	(a)
Total Qatar				5,553,115
Russia — 0.6%
Russian Foreign Bond — Eurobond, Senior Notes	4.875%	9/16/23	800,000	849,166	(a)
Russian Foreign Bond — Eurobond, Senior Notes	5.625%	4/4/42	2,200,000	2,863,350	(l)
Russian Foreign Bond — Eurobond, Senior Notes	5.875%	9/16/43	1,400,000	1,893,840	(l)
Russian Foreign Bond — Eurobond, Senior Notes, Step bond	7.500%	3/31/30	110,955	126,877	(l)
Russian Foreign Bond — Eurobond, Senior Notes, Step bond	7.500%	3/31/30	35,100	40,137	(a)
Total Russia				5,773,370
Saudi Arabia — 0.0%††
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	290,000	297,901	(a)
United Arab Emirates — 0.5%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	2,100,000	2,136,187	(a)
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	3,280,000	3,363,089	(a)
Total United Arab Emirates				5,499,276
Uruguay — 0.4%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	2,200,000	2,535,852
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	1,240,000	1,613,717
Total Uruguay				4,149,569
Total Sovereign Bonds (Cost — $47,897,285)				51,831,533

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 0.9%
FHLMC — 0.0%††
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/32	$4,552	$4,684
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/32	93,260	98,087
Total FHLMC				102,771
FNMA — 0.5%
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-3/1/57	1,268,397	1,366,526
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-3/1/40	1,944,472	2,049,927
Federal National Mortgage Association (FNMA)	1.500%	12/1/35	91,745	92,363
Federal National Mortgage Association (FNMA)	2.500%	3/1/38-5/1/41	1,141,050	1,187,448
Federal National Mortgage Association (FNMA)	6.000%	7/1/41	162,359	190,455
Federal National Mortgage Association (FNMA)	4.000%	2/1/56-6/1/57	198,520	219,350
Federal National Mortgage Association (FNMA)	4.500%	8/1/58	52,381	58,759
Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.428%)	1.770%	5/1/43	448,145	466,419	(b)
Total FNMA				5,631,247
GNMA — 0.4%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	307,101	322,868
Government National Mortgage Association (GNMA)	4.000%	3/15/50	43,248	46,309
Government National Mortgage Association (GNMA)	3.500%	5/15/50	288,899	306,774
Government National Mortgage Association (GNMA) II	4.000%	7/20/47-4/20/50	811,233	876,711
Government National Mortgage Association (GNMA) II	4.500%	10/20/48-3/20/50	884,915	940,842
Government National Mortgage Association (GNMA) II	3.500%	10/20/49-2/20/50	189,199	197,326

See Notes to Financial Statements.

38	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	3.000%	1/20/50	$445,245	$462,336
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	460,599	472,834
Total GNMA				3,626,000
Total Mortgage-Backed Securities (Cost — $9,294,738)				9,360,018

	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
Eurodollar 1-Year Mid-Curve Futures, Put @ $98.94	12/10/21	167	417,500	12,525
U.S. Treasury 10-Year Notes Futures, Call @ $130.00	12/23/21	44	44,000	52,250
U.S. Treasury 10-Year Notes Futures, Put @ $130.75	12/23/21	88	88,000	57,750
U.S. Treasury Long-Term Bonds Futures, Call @ $160.00	12/23/21	39	39,000	115,781
U.S. Treasury Long-Term Bonds Futures, Call @ $161.00	12/23/21	44	44,000	101,750
Total Purchased Options (Cost — $179,410)				340,056
Total Investments before Short-Term Investments (Cost — $1,006,189,533)				1,027,283,213

	Rate		Shares
Short-Term Investments — 0.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $2,285,557)	0.010%		2,285,557	2,285,557	(k)
Total Investments — 99.5% (Cost — $1,008,475,090)				1,029,568,770
Other Assets in Excess of Liabilities — 0.5%				5,243,301
Total Net Assets — 100.0%				$1,034,812,071

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Intermediate Bond Fund

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on this security is currently in default as of November 30, 2021.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	The maturity principal is currently in default as of November 30, 2021.

(i)	Securities traded on a when-issued or delayed delivery basis.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2021, the total market value of investments in Affiliated Companies was $3,035,900 and the cost was $3,035,557 (Note 8).

(l)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

CAS	— Connecticut Avenue Securities

CDO	— Collateralized Debt Obligation

CLO	— Collateralized Loan Obligation

CTFS	— Certificates

ICE	— Intercontinental Exchange

IO	— Interest Only

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

PAC	— Planned Amortization Class

PJSC	— Private Joint Stock Company

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

See Notes to Financial Statements.

40	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

Western Asset Intermediate Bond Fund

Schedule of Written Options
Exchange-Traded Written Options
Security		Expiration Date	Strike Price	Contracts	Notional Amount	Value
Eurodollar 1-Year Mid-Curve Futures, Put		12/10/21	$99.19	167	$417,500	$(62,625)
U.S. Treasury 5-Year Notes Futures, Call		12/23/21	121.25	205	205,000	(107,305)
U.S. Treasury 5-Year Notes Futures, Call		12/23/21	121.50	193	193,000	(75,391)
U.S. Treasury 5-Year Notes Futures, Call		12/23/21	122.25	100	100,000	(12,500)
U.S. Treasury 10-Year Notes Futures, Call		12/23/21	130.50	34	34,000	(29,219)
U.S. Treasury 10-Year Notes Futures, Call		12/23/21	131.00	79	79,000	(46,906)
U.S. Treasury 10-Year Notes Futures, Call		12/23/21	131.50	206	206,000	(80,469)
U.S. Treasury 10-Year Notes Futures, Call		12/23/21	132.00	54	54,000	(13,500)
U.S. Treasury 10-Year Notes Futures, Call		12/23/21	132.50	39	39,000	(5,484)
U.S. Treasury 10-Year Notes Futures, Call		1/21/22	131.50	89	89,000	(61,187)
U.S. Treasury 10-Year Notes Futures, Put		12/23/21	128.00	78	78,000	(3,656)
U.S. Treasury 10-Year Notes Futures, Put		12/23/21	128.50	52	52,000	(4,063)
U.S. Treasury 10-Year Notes Futures, Call		1/21/22	132.00	44	44,000	(22,000)
U.S. Treasury Long-Term Bonds Futures, Call		12/23/21	159.00	41	41,000	(151,828)
U.S. Treasury Long-Term Bonds Futures, Call		12/23/21	162.00	34	34,000	(58,969)
U.S. Treasury Long-Term Bonds Futures, Call		12/23/21	163.00	72	72,000	(91,125)
U.S. Treasury Long-Term Bonds Futures, Call		12/23/21	165.00	48	48,000	(30,750)
Total Exchange-Traded Written Options (Premiums received — $585,151)						$(856,977)
OTC Written Options

Counterparty
Interest rate swaption, Put (Premiums received — $45,902)	Citibank N.A.	4/29/22	$1.30	17,080,000	$17,080,000	$(42,857)
Total Written Options (Premiums received — $631,053)						$(899,834)

At November 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	524	12/22	$130,076,888	$129,788,250	$(288,638)
90-Day Eurodollar	214	6/23	53,094,495	52,793,800	(300,695)
90-Day Eurodollar	49	9/23	12,137,716	12,069,313	(68,403)
90-Day Eurodollar	1,561	12/23	385,765,216	384,162,100	(1,603,116)
U.S. Treasury 2-Year Notes	1,091	3/22	238,213,310	238,639,204	425,894
U.S. Treasury 5-Year Notes	895	3/22	108,002,262	108,651,604	649,342

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Intermediate Bond Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
U.S. Treasury 10-Year Notes	2,194	3/22	$283,300,925	$287,002,625	$3,701,700
					2,516,084
Contracts to Sell:
90-Day Eurodollar	337	3/22	84,070,712	84,014,100	56,612
90-Day Eurodollar	950	12/21	236,888,632	237,019,063	(130,431)
U.S. Treasury Long-Term Bonds	1,172	3/22	187,143,005	190,010,500	(2,867,495)
U.S. Treasury Ultra 10-Year Notes	33	3/22	4,746,967	4,847,391	(100,424)
U.S. Treasury Ultra Long- Term Bonds	606	3/22	116,872,103	121,540,875	(4,668,772)
					(7,710,510)
Net unrealized depreciation on open futures contracts					$(5,194,426)

At November 30, 2021, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
$42,144,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(55)	$(10,041)
11,460,000	11/18/23	3.970%*	CPURNSA*	(33,037)	(63,587)
94,348,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(613,750)
9,580,000	10/20/26	2.950%*	CPURNSA*	(5,013)	33,019
11,460,000	11/18/26	CPURNSA*	3.370%*	99,083	134,055
13,020,000	11/20/26	1.520% annually	Daily SOFR Compound annually	(16,170)	(55,544)
14,623,000	5/15/27	0.710% annually	Daily SOFR Compound annually	70,927	202,567
29,000	2/15/28	1.250% semi-annually	3-Month LIBOR quarterly	29	188
55,784,000	2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	79,285	2,043

See Notes to Financial Statements.

42	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

Western Asset Intermediate Bond Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$15,928,000	8/15/28	1.130% annually	Daily SOFR Compound annually	$114,136	$(86,604)
	10,908,000	8/15/28	1.220% annually	Daily SOFR Compound annually	(4,660)	(40,016)
	6,297,000	11/1/28	1.200% annually	Daily SOFR Compound annually	(367)	(18,826)
	9,580,000	10/20/31	CPURNSA*	2.770%*	8,161	23,729
	9,590,000	10/20/31	1.733% annually	Daily SOFR Compound annually	37,784	(125,967)
	12,480,000	7/20/45	0.560% annually	Daily SOFR annually	85,368	2,068,386
	4,350,000	8/19/45	0.740% annually	Daily SOFR annually	—	578,621
	2,664,000	2/15/47	1.000% semi-annually	3-Month LIBOR quarterly	21,123	363,282
	2,342,000	2/15/47	1.200% semi-annually	3-Month LIBOR quarterly	12,900	225,385
	1,267,000	2/15/47	1.225% semi-annually	3-Month LIBOR quarterly	1,455	120,716
	2,619,000	2/15/47	1.600% semi-annually	3-Month LIBOR quarterly	15,421	17,264
	7,501,000	2/15/47	1.630% semi-annually	3-Month LIBOR quarterly	45,678	31,273
	6,296,000	2/15/47	2.000% semi-annually	3-Month LIBOR quarterly	39,862	(470,892)
	2,366,000	2/15/47	1.520% annually	Daily SOFR Compound annually	(78,823)	17,696
	2,715,000	2/15/47	1.729% annually	Daily SOFR Compound annually	—	(192,040)
	1,682,000	10/7/50	1.200% semi-annually	3-Month LIBOR quarterly	11,013	173,859
	4,043,000	7/9/51	1.671% semi-annually	3-Month LIBOR quarterly	(18,019)	5,078
Total	$355,076,000				$486,081	$2,319,894

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Intermediate Bond Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]

Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.37 Index	$192,052,250	12/20/26	1.000% quarterly	$3,943,793	$4,449,314	$(505,521)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
*	One time payment made at termination date.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index

LIBOR	— London Interbank Offered Rate

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

44	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

Statement of assets and liabilities  (unaudited)

November 30, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $1,005,439,533)	$1,026,532,870
Investments in affiliated securities, at value (Cost — $3,035,557)	3,035,900
Cash	1,000,000
Deposits with brokers for centrally cleared swap contracts	9,004,786
Deposits with brokers for open futures contracts and exchange-traded options	7,019,451
Interest receivable	5,075,588
Receivable for Fund shares sold	205,491
Receivable for premiums on written options	47,579
Deposits with brokers for OTC derivatives	40,000
Principal paydown receivable	16,827
Prepaid expenses	39,320
Total Assets	1,052,017,812

Liabilities:
Payable for securities purchased	11,052,702
Payable to broker — net variation margin on open futures contracts	2,771,009
Payable to broker — net variation margin on centrally cleared swap contracts	1,225,916
Written options, at value (premiums received — $631,053)	899,834
Payable for Fund shares repurchased	482,493
Investment management fee payable	342,446
Distributions payable	219,424
Directors’ fees payable	2,412
Service and/or distribution fees payable	2,128
Accrued expenses	207,377
Total Liabilities	17,205,741
Total Net Assets	$1,034,812,071

Net Assets:
Par value (Note 7)	$94,033
Paid-in capital in excess of par value	1,029,774,077
Total distributable earnings (loss)	4,943,961
Total Net Assets	$1,034,812,071

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	45

Statement of assets and liabilities (unaudited) (cont’d)

November 30, 2021

Net Assets:
Class A	$2,596,110
Class C	$1,493,214
Class R	$731,793
Class I	$449,215,104
Class IS	$580,775,850

Shares Outstanding:
Class A	236,010
Class C	135,537
Class R	66,495
Class I	40,835,845
Class IS	52,759,466

Net Asset Value:
Class A (and redemption price)	$11.00
Class C*	$11.02
Class R (and redemption price)	$11.01
Class I (and redemption price)	$11.00
Class IS (and redemption price)	$11.01
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$11.49

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

46	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended November 30, 2021

Investment Income:
Interest from unaffiliated investments	$11,831,099
Interest from affiliated investments	6,175
Less: Foreign taxes withheld	(16,222)
Total Investment Income	11,821,052

Expenses:
Investment management fee (Note 2)	2,126,571
Transfer agent fees (Note 5)	348,476
Registration fees	55,256
Fund accounting fees	40,450
Audit and tax fees	28,470
Legal fees	13,710
Service and/or distribution fees (Notes 2 and 5)	13,246
Directors’ fees	8,830
Shareholder reports	8,447
Insurance	6,751
Commitment fees (Note 9)	3,914
Custody fees	2,363
Miscellaneous expenses	6,769
Total Expenses	2,663,253
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(1,678)
Net Expenses	2,661,575
Net Investment Income	9,159,477

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	1,344,675
Futures contracts	(16,605,751)
Written options	1,824,153
Swap contracts	3,352,150
Foreign currency transactions	2,487
Net Realized Loss	(10,082,286)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	4,332,099
Investments in affiliated securities	(1,086)
Futures contracts	(3,420,829)
Written options	(418,839)
Swap contracts	(6,612,360)
Foreign currencies	(9)
Change in Net Unrealized Appreciation (Depreciation)	(6,121,024)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions	(16,203,310)
Decrease in Net Assets From Operations	$(7,043,833)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	47

Statements of changes in net assets

For the Six Months Ended November 30, 2021 (unaudited) and the Year Ended May 31, 2021	November 30	May 31

Operations:
Net investment income	$9,159,477	$20,060,496
Net realized gain (loss)	(10,082,286)	34,858,640
Change in net unrealized appreciation (depreciation)	(6,121,024)	(24,984,224)
Increase (Decrease) in Net Assets From Operations	(7,043,833)	29,934,912

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(9,383,013)	(50,548,252)
Decrease in Net Assets From Distributions to Shareholders	(9,383,013)	(50,548,252)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	163,791,628	172,453,946
Reinvestment of distributions	8,081,439	43,346,308
Cost of shares repurchased	(182,523,541)	(208,983,566)
Increase (Decrease) in Net Assets From Fund Share Transactions	(10,650,474)	6,816,688
Decrease in Net Assets	(27,077,320)	(13,796,652)

Net Assets:
Beginning of period	1,061,889,391	1,075,686,043
End of period	$1,034,812,071	$1,061,889,391

See Notes to Financial Statements.

48	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.17	$11.38	$10.98	$10.70	$10.94	$11.09

Income (loss) from operations:
Net investment income	0.08	0.18	0.24	0.28	0.22	0.22
Net realized and unrealized gain (loss)	(0.17)	0.10	0.46	0.28	(0.25)	0.06
Total income (loss) from operations	(0.09)	0.28	0.70	0.56	(0.03)	0.28

Less distributions from:
Net investment income	(0.08)	(0.18)	(0.24)	(0.28)	(0.21)	(0.21)
Net realized gains	—	(0.31)	(0.06)	—	—	(0.22)
Total distributions	(0.08)	(0.49)	(0.30)	(0.28)	(0.21)	(0.43)

Net asset value, end of period	$11.00	$11.17	$11.38	$10.98	$10.70	$10.94
Total return[3]	(0.81)%	2.51%	6.47%	5.32%	(0.28)%	2.60%

Net assets, end of period (000s)	$2,596	$2,759	$2,717	$4,530	$3,506	$6,374

Ratios to average net assets:
Gross expenses	0.81%[4]	0.78%	0.90%	0.85%	0.87%	0.85%[5]
Net expenses[6]	0.81 [4,7]	0.78 [7]	0.90 [7]	0.85	0.87	0.85 [5]
Net investment income	1.42 [4]	1.58	2.13	2.57	2.02	2.00

Portfolio turnover rate	19%	60%[8]	100%[8]	94%[8]	84%[8]	55%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2021 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 72%, 123%, 133%, 154% and 60% for the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	49

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.19	$11.41	$11.01	$10.73	$10.96	$11.11

Income (loss) from operations:
Net investment income	0.04	0.09	0.16	0.20	0.16	0.14
Net realized and unrealized gain (loss)	(0.17)	0.11	0.47	0.28	(0.23)	0.06
Total income (loss) from operations	(0.13)	0.20	0.63	0.48	(0.07)	0.20

Less distributions from:
Net investment income	(0.04)	(0.11)	(0.17)	(0.20)	(0.16)	(0.13)
Net realized gains	—	(0.31)	(0.06)	—	—	(0.22)
Total distributions	(0.04)	(0.42)	(0.23)	(0.20)	(0.16)	(0.35)

Net asset value, end of period	$11.02	$11.19	$11.41	$11.01	$10.73	$10.96
Total return[3]	(1.25)%	1.75%	5.76%	4.57%	(0.69)%	1.84%

Net assets, end of period (000s)	$1,493	$1,483	$1,318	$645	$497	$751

Ratios to average net assets:
Gross expenses	1.54%[4]	1.53%	1.56%	1.57%	1.58%	1.59%[5]
Net expenses[6]	1.54 [4,7]	1.53 [7]	1.56 [7]	1.57	1.58 [7]	1.59 [5]
Net investment income	0.69 [4]	0.83	1.42	1.86	1.42	1.25

Portfolio turnover rate	19%	60%[8]	100%[8]	94%[8]	84%[8]	55%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2021 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 72%, 123%, 133%, 154% and 60% for the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

50	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class R Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.18	$11.40	$11.00	$10.72	$10.94	$11.09

Income (loss) from operations:
Net investment income	0.06	0.14	0.20	0.24	0.20	0.19
Net realized and unrealized gain (loss)	(0.17)	0.10	0.48	0.29	(0.22)	0.06
Total income (loss) from operations	(0.11)	0.24	0.68	0.53	(0.02)	0.25

Less distributions from:
Net investment income	(0.06)	(0.15)	(0.22)	(0.25)	(0.20)	(0.18)
Net realized gains	—	(0.31)	(0.06)	—	—	(0.22)
Total distributions	(0.06)	(0.46)	(0.28)	(0.25)	(0.20)	(0.40)

Net asset value, end of period	$11.01	$11.18	$11.40	$11.00	$10.72	$10.94
Total return[3]	(1.06)%	2.14%	6.18%	5.03%	(0.18)%	2.29%

Net assets, end of period (000s)	$732	$805	$525	$276	$147	$208

Ratios to average net assets:
Gross expenses	1.25%[4]	1.25%	1.57%[5]	1.34%[5]	1.23%[5]	1.26%[5]
Net expenses[6,7]	1.15 [4]	1.15	1.15 [5]	1.15 [5]	1.15 [5]	1.15 [5]
Net investment income	1.07 [4]	1.22	1.84	2.29	1.85	1.69

Portfolio turnover rate	19%	60%[8]	100%[8]	94%[8]	84%[8]	55%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 72%, 123%, 133%, 154% and 60% for the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	51

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.17	$11.40	$10.99	$10.71	$10.94	$11.09

Income (loss) from operations:
Net investment income	0.09	0.21	0.27	0.31	0.27	0.26
Net realized and unrealized gain (loss)	(0.16)	0.09	0.48	0.29	(0.23)	0.06
Total income (loss) from operations	(0.07)	0.30	0.75	0.60	0.04	0.32

Less distributions from:
Net investment income	(0.10)	(0.22)	(0.28)	(0.32)	(0.27)	(0.25)
Net realized gains	—	(0.31)	(0.06)	—	—	(0.22)
Total distributions	(0.10)	(0.53)	(0.34)	(0.32)	(0.27)	(0.47)

Net asset value, end of period	$11.00	$11.17	$11.40	$10.99	$10.71	$10.94
Total return[3]	(0.68)%	2.66%	6.91%	5.67%	0.36%	2.95%

Net assets, end of period (millions)	$449	$594	$620	$614	$432	$306

Ratios to average net assets:
Gross expenses	0.56%[4]	0.55%	0.55%	0.54%	0.52%	0.50%
Net expenses[5]	0.56 [4,6]	0.55 [6]	0.55 [6]	0.54	0.52	0.50
Net investment income	1.66 [4]	1.81	2.46	2.90	2.52	2.34

Portfolio turnover rate	19%	60%[7]	100%[7]	94%[7]	84%[7]	55%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 72%, 123%, 133%, 154% and 60% for the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

52	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.18	$11.40	$11.00	$10.72	$10.95	$11.10

Income (loss) from operations:
Net investment income	0.10	0.22	0.29	0.32	0.28	0.26
Net realized and unrealized gain (loss)	(0.17)	0.10	0.46	0.28	(0.23)	0.06
Total income (loss) from operations	(0.07)	0.32	0.75	0.60	0.05	0.32

Less distributions from:
Net investment income	(0.10)	(0.23)	(0.29)	(0.32)	(0.28)	(0.25)
Net realized gains	—	(0.31)	(0.06)	—	—	(0.22)
Total distributions	(0.10)	(0.54)	(0.35)	(0.32)	(0.28)	(0.47)

Net asset value, end of period	$11.01	$11.18	$11.40	$11.00	$10.72	$10.95
Total return[3]	(0.61)%	2.86%	6.93%	5.76%	0.43%	3.01%

Net assets, end of period (millions)	$581	$463	$451	$366	$337	$308

Ratios to average net assets:
Gross expenses	0.44%[4]	0.44%	0.44%[5]	0.45%[5]	0.45%[5]	0.45%[5]
Net expenses[6,7]	0.44 [4]	0.44	0.44 [5]	0.45 [5]	0.45 [5]	0.45 [5]
Net investment income	1.79 [4]	1.92	2.56	2.98	2.58	2.39

Portfolio turnover rate	19%	60%[8]	100%[8]	94%[8]	84%[8]	55%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 72%, 123%, 133%, 154% and 60% for the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	53

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the

54	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$164,543,285	$642,371	$165,185,656
Other Corporate Bonds & Notes	—	242,071,621	—	242,071,621
U.S. Government & Agency Obligations	—	403,006,961	—	403,006,961
Collateralized Mortgage Obligations	—	78,097,672	—	78,097,672
Asset-Backed Securities	—	77,389,696	—	77,389,696
Sovereign Bonds	—	51,831,533	—	51,831,533
Mortgage-Backed Securities	—	9,360,018	—	9,360,018
Purchased Options	$340,056	—	—	340,056
Total Long-Term Investments	340,056	1,026,300,786	642,371	1,027,283,213
Short-Term Investments†	2,285,557	—	—	2,285,557
Total Investments	$2,625,613	$1,026,300,786	$642,371	$1,029,568,770
Other Financial Instruments:
Futures Contracts††	$4,833,548	—	—	$4,833,548
Centrally Cleared Interest Rate Swaps††	—	$3,997,161	—	3,997,161
Total Other Financial Instruments	$4,833,548	$3,997,161	—	$8,830,709
Total	$7,459,161	$1,030,297,947	$642,371	$1,038,399,479

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LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$856,977	—	—	$856,977
OTC Written Options	—	$42,857	—	42,857
Futures Contracts††	10,027,974	—	—	10,027,974
Centrally Cleared Interest Rate Swaps††	—	1,677,267	—	1,677,267
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	505,521	—	505,521
Total	$10,884,951	$2,225,645	—	$13,110,596

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

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Notes to financial statements (unaudited) (cont’d)

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of

58	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2021, the total notional value of all credit default swaps to sell protection was $192,052,250. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended November 30, 2021, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund

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Notes to financial statements (unaudited) (cont’d)

Notes to financial statements (unaudited) (cont’d)

effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is

60	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(f) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on

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Notes to financial statements (unaudited) (cont’d)

the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(i) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(j) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(k) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and

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emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter

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Notes to financial statements (unaudited) (cont’d)

(“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of November 30, 2021, the Fund the Fund held OTC written options with credit related contingent features which had a liability position of $42,857. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties..

At November 30, 2021, the Fund held cash collateral from Citibank N.A. in the amount of $40,000. This amount can be used to reduce the Fund’s exposure to the counterparty in the event of default.

(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional

64	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(n) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(o) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(p) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

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Notes to financial statements (unaudited) (cont’d)

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets. For their services, LMPFA pays Western Asset and Western Asset London monthly all of the management fee that it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class IS shares did not exceed 0.90%, 1.65%, 1.15% and 0.45%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended November 30, 2021, fees waived and/or expenses reimbursed amounted to $1,678, which included an affiliated money market fund waiver of $1,277.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at November 30, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

Class R
Expires May 31, 2022	$1,806
Expires May 31, 2023	757
Expires May 31, 2024	401
Total fee waivers/expense reimbursements subject to recapture	$2,964

For the six months ended November 30, 2021, LMPFA did not recapture any fees.

Franklin Distributors, LLC (known as Legg Mason Investor Services, LLC prior to July 7, 2021) (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

66	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of Legg Mason funds, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended November 30, 2021, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$166	—
CDSCs	—	$0	*

*	Amount represents less than $1.

All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended November 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$59,593,516	$132,909,875
Sales	51,519,791	171,858,668

At November 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,008,475,090	$40,229,697	$(19,136,017)	$21,093,680
Written options	(631,053)	69,656	(338,437)	(268,781)
Futures contracts	—	4,833,548	(10,027,974)	(5,194,426)
Swap contracts	4,935,395	3,997,161	(2,182,788)	1,814,373

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	67

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2021.

ASSET DERIVATIVES[1]
			Interest Rate Risk
Purchased options[2]			$340,056
Futures contracts[3]			4,833,548
Centrally cleared swap contracts[4]			3,997,161
Total			$9,170,765

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Written options	$899,834	—	$899,834
Futures contracts[3]	10,027,974	—	10,027,974
Centrally cleared swap contracts[4]	1,677,267	$505,521	2,182,788
Total	$12,605,075	$505,521	$13,110,596

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

68	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(2,703,484)	—	$(2,703,484)
Futures contracts	(16,605,751)	—	(16,605,751)
Written options	1,824,153	—	1,824,153
Swap contracts	2,020,471	$1,331,679	3,352,150
Total	$(15,464,611)	$1,331,679	$(14,132,932)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$149,137	—	$149,137
Futures contracts	(3,420,829)	—	(3,420,829)
Written options	(418,839)	—	(418,839)
Swap contracts	(5,540,086)	$(1,072,274)	(6,612,360)
Total	$(9,230,617)	$(1,072,274)	$(10,302,891)

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the six months ended November 30, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$304,572
Written options	463,353
Futures contracts (to buy)	1,001,495,329
Futures contracts (to sell)	606,690,900
Average Notional Balance
Interest rate swap contracts	$323,802,857
Credit default swap contracts (sell protection)	182,082,393

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	69

Notes to financial statements (unaudited) (cont’d)

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of November 30, 2021.

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4]
Citibank N.A.	—	$(42,857)	$(42,857)	$40,000	$(2,857)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended November 30, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$3,373	$1,654
Class C	7,798	808
Class R	2,075	1,302
Class I	—	337,149
Class IS	—	7,563
Total	$13,246	$348,476

For the six months ended November 30, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$3
Class C	2
Class R	402
Class I	641
Class IS	630
Total	$1,678

70	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended November 30, 2021	Year Ended May 31, 2021
Net Investment Income:
Class A	$19,467	$45,331
Class C	5,688	13,762
Class R	4,627	10,443
Class I	4,437,589	12,060,207
Class IS	4,915,642	9,330,379
Total	$9,383,013	$21,460,122

Net Realized Gains:
Class A	—	$70,496
Class C	—	39,140
Class R	—	20,605
Class I	—	17,063,724
Class IS	—	11,894,165
Total	—	$29,088,130

7. Capital shares

At November 30, 2021, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2021		Year Ended May 31, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	28,627	$319,865	175,172	$2,014,999
Shares issued on reinvestment	1,645	18,307	9,523	108,192
Shares repurchased	(41,250)	(458,385)	(176,355)	(2,032,069)
Net increase (decrease)	(10,978)	$(120,213)	8,340	$91,122

Class C
Shares sold	13,827	$154,484	34,698	$397,108
Shares issued on reinvestment	503	5,607	4,576	52,134
Shares repurchased	(11,295)	(125,222)	(22,289)	(253,123)
Net increase	3,035	$34,869	16,985	$196,119

Class R
Shares sold	12,930	$144,698	53,204	$606,313
Shares issued on reinvestment	406	4,517	2,600	29,596
Shares repurchased	(18,891)	(209,233)	(29,793)	(338,031)
Net increase (decrease)	(5,555)	$(60,018)	26,011	$297,878

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	71

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended November 30, 2021		Year Ended May 31, 2021
	Shares	Amount	Shares	Amount
Class I
Shares sold	1,940,757	$21,647,871	8,753,584	$100,160,435
Shares issued on reinvestment	360,752	4,016,707	2,134,413	24,298,634
Shares repurchased	(14,655,597)	(163,474,258)	(12,146,410)	(138,454,328)
Net decrease	(12,354,088)	$(137,809,680)	(1,258,413)	$(13,995,259)

Class IS
Shares sold	12,660,075	$141,524,710	6,095,954	$69,275,091
Shares issued on reinvestment	362,388	4,036,301	1,655,194	18,857,752
Shares repurchased	(1,635,851)	(18,256,443)	(5,894,013)	(67,906,015)
Net increase	11,386,612	$127,304,568	1,857,135	$20,226,828

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all or some portion of the six months ended November 30, 2021. The following transactions were effected in such companies for the six months ended November 30, 2021.

	Affiliate Value at May 31, 2021	Purchased		Sold
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR	$ 751,429	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	5,286,986	$161,926,170	161,926,170	$164,927,599	164,927,599
	$6,038,415	$161,926,170		$164,927,599

72	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2021
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR	—	$5,063	$(1,086)	$750,343
Western Asset Premier Institutional Government Reserves, Premium Shares	—	1,112	—	2,285,557
	—	$6,175	$(1,086)	$3,035,900

9. Redemption facility

The Fund and certain other participating funds within the Corporation, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended November 30, 2021.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Western Asset Intermediate Bond Fund 2021 Semi-Annual Report	73

Notes to financial statements (unaudited) (cont’d)

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

74	Western Asset Intermediate Bond Fund 2021 Semi-Annual Report

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

Western Asset Intermediate Bond Fund	75

Statement regarding liquidity risk management program (unaudited) (cont’d)

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in November 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

76	Western Asset Intermediate Bond Fund

Western Asset

Intermediate Bond Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

†	Effective July 7, 2021, Legg Mason Investor Services, LLC was renamed Franklin Distributors, LLC.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Intermediate Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Intermediate Bond Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Intermediate Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX012830 1/22 SR21-4319

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit  99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 25, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 25, 2022